UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Eagle Value Partners, LLC

Address:    655 Third Avenue, 11th Floor
            New York, NY  10017

13F File Number: 028-13580

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Charles H. Witmer
Title:      Managing Member
Phone:      (212) 812-3080

Signature, Place and Date of Signing:


/s/ Charles H. Witmer             New York, New York          February 11, 2011
----------------------            ------------------          -----------------
     [Signature]                  [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       18

Form 13F Information Table Value Total:  $50,894
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-10559               Eagle Capital Partners, L.P.

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6      COL 7        COLUMN 8

                                                             VALUE     SHRS OR SH/ PUT/ INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x1000)   PRN AMT PRN CALL DISCRETION     MNGRS    SOLE   SHARED   NONE
--------------                 --------------    -----       -------   ------- --- ---- ----------     -----    ----   ------   ----
ALTISOURCE PORTFOLIO SOLNS S      REG SHS       L0175J104     683       23,788 SH       SHARED-DEFINED  1      23,788
CLARUS CORP                         COM         182707109     713       90,146 SH       SHARED-DEFINED  1      90,146
COLLECTIVE BRANDS INC               COM         19421W100   3,387      160,500 SH       SHARED-DEFINED  1     160,500
COMPASS MINERALS INTL INC           COM         20451N101   4,797       53,737 SH       SHARED-DEFINED  1      53,737
DIAMOND OFFSHORE DRILLING IN        COM         25271C102     765       11,437 SH       SHARED-DEFINED  1      11,437
E TRADE FINANCIAL CORP            COM NEW       269246401     814       50,870 SH       SHARED-DEFINED  1      50,870
GLOBE SPECIALTY METALS INC          COM         37954N206   6,267      366,728 SH       SHARED-DEFINED  1     366,728
LOEWS CORP                          COM         540424108   1,041       26,758 SH       SHARED-DEFINED  1      26,758
MOTOROLA INC                        COM         620076109   1,361      150,000 SH       SHARED-DEFINED  1     150,000
PHH CORP                          COM NEW       693320202   2,042       88,200 SH       SHARED-DEFINED  1      88,200
PACKAGING CORP AMER                 COM         695156109   5,347      206,926 SH       SHARED-DEFINED  1     206,926
ROCKWOOD HLDGS INC                  COM         774415103   5,093      130,192 SH       SHARED-DEFINED  1     130,192
SEACOAST BKG CORP FLA               COM         811707306   1,139      779,803 SH       SHARED-DEFINED  1     779,803
SEALED AIR CORP NEW                 COM         81211K100   3,454      135,700 SH       SHARED-DEFINED  1     135,700
SENSATA TECHNOLOGIES HLDG BV        SHS         N7902X106     602       20,000 SH       SHARED-DEFINED  1      20,000
SIX FLAGS ENTMT CORP NEW            COM         83001A102   7,850      144,294 SH       SHARED-DEFINED  1     144,294
SPANSION INC                   COM CL A NEW     84649R200   3,235      156,300 SH       SHARED-DEFINED  1     156,300
STEWART INFORMATION SVCS COR        COM         860372101   2,305      199,909 SH       SHARED-DEFINED  1     199,909

SK 00124 0001 1164908